Loans and other financial assets at amortized cost - Changes in gross carrying amount of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	₩ 486,850,601
Changes in gross carrying amount of loans [Abstract]
Ending balance	549,165,419	₩ 486,850,601
Loans and receivables, category [member]
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	386,173,471
Changes in gross carrying amount of loans [Abstract]
Ending balance	399,842,717	386,173,471
Loans and receivables, category [member] | Gross carrying amount [member] | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	358,200,454	332,712,077	₩ 319,996,272
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	7,757,400	7,189,037	6,596,048
Transfer to lifetime expected credit losses	(11,456,718)	(12,640,575)	(11,761,808)
Transfer to credit-impaired financial assets	(1,432,051)	(1,263,664)	(886,332)
Charge off	0	0	0
Disposal	(348)	(43,302)	(18,212)
Net increase(decrease)	11,717,130	32,246,881	18,784,965
Changes due to business combinations	6,461,752		1,144
Ending balance	371,247,619	358,200,454	332,712,077
Loans and receivables, category [member] | Gross carrying amount [member] | Lifetime expected credit losses | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	27,525,661	26,319,394	24,573,259
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(7,728,446)	(7,170,700)	(6,576,839)
Transfer to lifetime expected credit losses	11,512,184	12,677,927	11,806,797
Transfer to credit-impaired financial assets	(949,829)	(1,010,338)	(435,957)
Charge off	0	0	0
Disposal	(15,053)	(117,654)	(1,210)
Net increase(decrease)	(4,138,814)	(3,172,968)	(3,046,656)
Changes due to business combinations	396,209		0
Ending balance	26,601,912	27,525,661	26,319,394
Loans and receivables, category [member] | Gross carrying amount [member] | Lifetime expected credit losses | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	2,553,657	1,752,281	1,369,465
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(28,954)	(18,337)	(19,209)
Transfer to lifetime expected credit losses	(55,466)	(37,352)	(44,989)
Transfer to credit-impaired financial assets	2,381,880	2,274,002	1,322,289
Charge off	(1,563,308)	(882,478)	(906,665)
Disposal	(1,386,867)	(1,428,227)	(696,948)
Net increase(decrease)	948,763	893,768	728,338
Changes due to business combinations	115,395		0
Ending balance	2,965,100	2,553,657	1,752,281
Loans and receivables, category [member] | Gross carrying amount [member] | Credit impairment model
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,147,147	768,487	313,717
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Charge off	0	(622)	0
Disposal	(7,002)	(351,530)	(152,024)
Net increase(decrease)	(2,495)	730,812	606,794
Changes due to business combinations	0		0
Ending balance	1,137,650	1,147,147	768,487
Loans and receivables, category [member] | Gross carrying amount [member] | Consumers | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	141,003,546	132,812,981	131,328,377
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	4,548,877	4,575,673	4,038,074
Transfer to lifetime expected credit losses	(6,379,394)	(6,411,510)	(6,406,254)
Transfer to credit-impaired financial assets	(304,313)	(301,556)	(263,965)
Charge off	0	0	0
Disposal	(149)	(43,168)	(63)
Net increase(decrease)	7,451,142	10,371,126	4,115,668
Changes due to business combinations	700,146		1,144
Ending balance	147,019,855	141,003,546	132,812,981
Loans and receivables, category [member] | Gross carrying amount [member] | Consumers | Lifetime expected credit losses | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	15,063,902	14,714,396	14,020,582
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(4,532,512)	(4,560,653)	(4,024,039)
Transfer to lifetime expected credit losses	6,407,932	6,439,154	6,422,979
Transfer to credit-impaired financial assets	(255,404)	(236,753)	(173,536)
Charge off	0	0	0
Disposal	(3,986)	(45,410)	(491)
Net increase(decrease)	(1,505,776)	(1,246,832)	(1,531,099)
Changes due to business combinations	130,549		0
Ending balance	15,304,705	15,063,902	14,714,396
Loans and receivables, category [member] | Gross carrying amount [member] | Consumers | Lifetime expected credit losses | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	781,868	642,086	564,057
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(16,365)	(15,020)	(14,035)
Transfer to lifetime expected credit losses	(28,538)	(27,644)	(16,725)
Transfer to credit-impaired financial assets	559,717	538,309	437,501
Charge off	(277,324)	(262,651)	(301,995)
Disposal	(285,675)	(329,255)	(218,965)
Net increase(decrease)	184,053	236,043	192,248
Changes due to business combinations	14,436		0
Ending balance	932,172	781,868	642,086
Loans and receivables, category [member] | Gross carrying amount [member] | Corporates | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	206,025,023	188,612,028	179,552,435
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	2,780,117	2,276,379	2,214,045
Transfer to lifetime expected credit losses	(4,527,298)	(5,689,553)	(4,944,087)
Transfer to credit-impaired financial assets	(1,038,594)	(904,171)	(582,131)
Charge off	0	0	0
Disposal	(199)	(134)	(18,149)
Net increase(decrease)	2,706,477	21,730,474	12,389,915
Changes due to business combinations	5,761,606		0
Ending balance	211,707,132	206,025,023	188,612,028
Loans and receivables, category [member] | Gross carrying amount [member] | Corporates | Lifetime expected credit losses | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	11,425,641	10,621,387	9,486,297
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(2,768,089)	(2,273,396)	(2,209,035)
Transfer to lifetime expected credit losses	4,552,830	5,698,302	4,971,596
Transfer to credit-impaired financial assets	(669,202)	(752,177)	(242,382)
Charge off	0	0	0
Disposal	(11,067)	(72,244)	(719)
Net increase(decrease)	(2,632,204)	(1,796,231)	(1,384,370)
Changes due to business combinations	265,660		0
Ending balance	10,163,569	11,425,641	10,621,387
Loans and receivables, category [member] | Gross carrying amount [member] | Corporates | Lifetime expected credit losses | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,491,816	856,844	625,998
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(12,028)	(2,983)	(5,010)
Transfer to lifetime expected credit losses	(25,532)	(8,749)	(27,509)
Transfer to credit-impaired financial assets	1,707,796	1,656,348	824,513
Charge off	(899,536)	(329,506)	(298,665)
Disposal	(974,939)	(951,160)	(404,876)
Net increase(decrease)	329,175	271,022	142,393
Changes due to business combinations	100,959		0
Ending balance	1,717,711	1,491,816	856,844
Loans and receivables, category [member] | Gross carrying amount [member] | Credit card accounts | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	11,171,885	11,287,068	9,115,460
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	428,406	336,985	343,929
Transfer to lifetime expected credit losses	(550,026)	(539,512)	(411,467)
Transfer to credit-impaired financial assets	(89,144)	(57,937)	(40,236)
Charge off	0	0	0
Disposal	0	0	0
Net increase(decrease)	1,559,511	145,281	2,279,382
Changes due to business combinations	0		0
Ending balance	12,520,632	11,171,885	11,287,068
Loans and receivables, category [member] | Gross carrying amount [member] | Credit card accounts | Lifetime expected credit losses | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,036,118	983,611	1,066,380
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(427,845)	(336,651)	(343,765)
Transfer to lifetime expected credit losses	551,422	540,471	412,222
Transfer to credit-impaired financial assets	(25,223)	(21,408)	(20,039)
Charge off	0	0	0
Disposal	0	0	0
Net increase(decrease)	(834)	(129,905)	(131,187)
Changes due to business combinations	0		0
Ending balance	1,133,638	1,036,118	983,611
Loans and receivables, category [member] | Gross carrying amount [member] | Credit card accounts | Lifetime expected credit losses | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	279,973	253,351	179,410
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(561)	(334)	(164)
Transfer to lifetime expected credit losses	(1,396)	(959)	(755)
Transfer to credit-impaired financial assets	114,367	79,345	60,275
Charge off	(386,448)	(290,321)	(306,005)
Disposal	(126,253)	(147,812)	(73,107)
Net increase(decrease)	435,535	386,703	393,697
Changes due to business combinations	0		0
Ending balance	₩ 315,217	₩ 279,973	₩ 253,351